Summary of Significant Accounting Policies - Schedule of Revenue Generated (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Gross billings/receipts	$ 5,481,874	$ 7,944,148	$ 21,605,104	$ 28,271,389	$ 34,992,883	$ 23,644,412
Refunds, incentives, credits, and chargebacks	(518,263)	(211,114)	(1,887,656)	(1,057,508)	(1,505,959)	(859,035)
Amounts paid to supplier				(3,871,278)	(3,827,843)	(4,867,945)
Net revenue	4,963,611	7,733,034	19,717,448	23,342,603	29,659,081	17,917,432
Subscription Revenue [Member]
Gross billings/receipts	5,096,886	7,204,415	21,214,747	21,882,005	28,518,660	14,758,614
Refunds, incentives, credits, and chargebacks	(518,263)	(200,613)	(1,887,656)	(1,047,007)	(1,495,458)	(859,035)
Amounts paid to supplier
Net revenue	4,578,623	7,003,802	19,327,091	20,835,048	27,023,202	13,899,579
Equipment Sales [Member]
Gross billings/receipts		698,954		698,954	698,954
Refunds, incentives, credits, and chargebacks		(4,000)		(4,000)	(4,000)
Amounts paid to supplier
Net revenue		694,954		694,954	694,954
Cryptocurrency Mining Revenue [Member]
Gross billings/receipts		40,779		5,690,380	5,775,269	8,885,798
Refunds, incentives, credits, and chargebacks		(6,501)		(6,501)	(6,501)
Amounts paid to supplier				(3,871,278)	(3,827,843)	(4,867,945)
Net revenue		34,278		1,812,601	$ 1,940,925	$ 4,017,853
Mining Revenue [Member]
Gross billings/receipts	380,871		380,871
Refunds, incentives, credits, and chargebacks
Amounts paid to supplier
Net revenue	380,871		380,871
Fee Revenue [Member]
Gross billings/receipts	4,117		9,486
Refunds, incentives, credits, and chargebacks
Amounts paid to supplier
Net revenue	$ 4,117		$ 9,486